Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of (Loss) Income Before Income Taxes

(Loss) income before income taxes consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	102,329	677,544	1,152,366	167,077
Non-PRC	(318,335)	(206,708)	(206,350)	(29,918)
	(216,006)	470,836	946,016	137,159

Summary of Current and Deferred Components of Income Tax Expense

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	59,964	147,818	208,043	30,163
Deferred income tax expense	7,375	6,598	86,343	12,519
	67,339	154,416	294,386	42,682

Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
(Loss) income before income tax	(216,006)	470,836	946,016	137,159
Income tax computed at the PRC statutory tax rate of 25%	(54,001)	117,709	236,504	34,290
Effect of differing tax rates in different jurisdictions	35,228	24,378	24,703	3,582
Effect of PRC preferential tax rates	(22,350)	(30,191)	(43,280)	(6,275)
Research and development expense super-deduction	(7,557)	(12,232)	(14,627)	(2,121)
Effect of tax rate changes on deferred taxes	5,325	(6,446)	(5,080)	(737)
Non-deductible expenses and non-taxable income, net*	106,892	57,631	65,704	9,526
Change in valuation allowance	3,802	3,567	30,462	4,417
Income tax expense	67,339	154,416	294,386	42,682

* Primarily represents share-based compensation expense, other non-deductible expenses, and income from entities not subject to income tax.

12. TAXATION (Continued)

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	89,147	117,753	17,073
Unabsorbed capital allowance	73,567	140,940	20,434
Depreciation expense, amortization expense and impairment	82,957	58,648	8,503
Operating lease	59,748	50,014	7,251
Accrued expenses and others	29,212	44,414	6,439
Less: Valuation allowance*	72,606	102,743	14,896
	262,025	309,026	44,804

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	329,917	485,179	70,344
Acquisition of intangible assets	86,283	79,303	11,498
Debt issuance cost	15,431	6,126	888
Operating lease	63,039	53,398	7,742
Others	7,439	16,559	2,400
	502,109	640,565	92,872
Presentation in the consolidated balance sheets:
Deferred tax assets	30,866	44,596	6,466
Deferred tax liabilities	270,950	376,135	54,534
Net deferred tax liabilities	240,084	331,539	48,068

* Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2021 and 2022, except for the portion that can be realized by matching reversals of deferred tax liabilities, and/or using future taxable income.

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of the year	4,478	63,643	9,227
Increase	59,316	172	25
Decrease	(151)	(54,527)	(7,905)
Balance at the end of the year	63,643	9,288	1,347